Schedule of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 71	$ 54
Less: Accumulated depreciation		(34)	(22)
Property and equipment, net	69	37	32
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		27	10
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 44	$ 44